SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Mar. 13, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Aug. 31, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)
SUBSEQUENT EVENTS
Effective interest rate										4.50%	4.50%
Debt instrument term									2 years
Net proceeds from issuance of debt										¥ 1,917,174	$ 262,652	¥ 110,000	¥ 422,765
Subsequent Events | Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") | Loans from Bank of Shanghai
SUBSEQUENT EVENTS
Principal amount			¥ 10,000											$ 1,370
Effective interest rate			3.85%											3.85%
Debt instrument term			1 year	1 year
Subsequent Events | Medstar (Shanghai) Enterprise Management Company Limited ("Shanghai Medstar")
SUBSEQUENT EVENTS
Proceeds from lines of credit	¥ 20,000	$ 2,740
Subsequent Events | Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital")
SUBSEQUENT EVENTS
Failed sales leaseback financing agreement			¥ 13,000											$ 1,781
Lease term			5 years	5 years
Annual rate			6.00%	6.00%
Lease handling fee			¥ 650	$ 89
Full principal amount			13,000	1,781
Lease handling fee			¥ 390	$ 53
Subsequent Events | Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital") | Credit facility with SPD Bank
SUBSEQUENT EVENTS
Proceeds from lines of credit					¥ 20,000	$ 2,740	¥ 76,000	$ 10,412
Granted maximum loan credit					¥ 1,300,000		1,300,000								$ 178,099	$ 178,099
Subsequent Events | Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital") | Long term loans from SPD bank
SUBSEQUENT EVENTS
Net proceeds from issuance of debt							¥ 1,250,000	$ 171,249